Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Dividends	Infrastructure	Total Payments
Cote d'Ivoire | Government of Cote d'Ivoire, Ivorian Anti Pollution Center
Total	$ 420,792					$ 420,792
Cote d'Ivoire | Government of Cote d'Ivoire, General Directorate of Taxes
Total	20,310,858	$ 43,592,114				63,902,971
Cote d'Ivoire | Government of Cote d'Ivoire, General Directorate of Mines and Geology
Total	237,098	8,991,496	$ 169,188			9,397,782
Cote d'Ivoire | Department of Divo, Local Mining Development Committee
Total					$ 2,003,385	2,003,385
Cote d'Ivoire | Government of Cote d'Ivoire, General Directorate of State Portfolio
Total				$ 2,408,147		2,408,147
Mali | Government of Mali, General Directorate of Large Enterprises (Taxes)
Total	10,680,704	41,094,146				51,774,850
Mali | Government of Mali, National Directorate of Lands and Registry
Total		$ 28,856,844		$ 31,023,648		59,880,492
Mali | Government of Mali, Ministry of Economy and Finance
Total	$ 40,278,750					40,278,750
Mali | Government of Mali, Municipality of Sadiola
Total			178,316		891,384	1,069,699
Ethiopia | Government of Ethiopia, Municipality of Assosa
Total			$ 78,508		$ 157,972	$ 236,480